Note 11 - Preferred Shares (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	Number of Shares	Preferred Shares Amount	Dividends paid-in-kind	Total
Balance, January 1, 2019	19,605	14,500,000	4,257,361	18,757,361
Dividends declared	81	-	78,639	78,639
Redemption of preferred shares	(11,686)	(8,155,055)	(3,530,945)	(11,686,000)
Preferred deemed dividend	-	-	504,577	504,577
Balance, June 30, 2019	8,000	6,344,945	1,309,632	7,654,577